Long Term Investment - Schedule of Long Term Investment (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Investment	$ 42,914	$ 42,716
Compulsorily Convertible Debentures [Member]
Long Term Investment	$ 42,914	$ 42,716